STOCK-BASED COMPENSATION - RSU and PSU Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restricted Stock Units
Weighted Average Grant Price
Beginning balance (in dollars per share)	$ 147	$ 159	$ 171
Granted (in dollars per share)	137	140	143
Released (in dollars per share)	153	174	164
Canceled/forfeited (in dollars per share)	147	158	167
Ending balance (in dollars per share)	$ 141	$ 147	$ 159
Number of Units
Beginning balance (in shares)	8,899,092	7,527,341	7,734,277
Granted (in shares)	3,540,949	3,985,870	4,230,186
Released (in shares)	(3,032,531)	(1,860,660)	(3,567,495)
Canceled/forfeited (in shares)	(852,247)	(753,459)	(869,627)
Ending balance (in shares)	8,555,263	8,899,092	7,527,341
Performance Share Units
Weighted Average Grant Price
Beginning balance (in dollars per share)	$ 155	$ 173	$ 185
Granted (in dollars per share)	137	140	153
Performance adjustments (in dollars per share)	175	194	185
Released (in dollars per share)	175	194	185
Canceled/forfeited (in dollars per share)	144	174	184
Ending balance (in dollars per share)	$ 144	$ 155	$ 173
Number of Units
Beginning balance (in shares)	2,874,758	2,928,932	3,140,707
Granted (in shares)	824,875	990,336	1,137,242
Performance adjustments (in shares)	(623,245)	(387,457)	(168,055)
Released (in shares)	(293,236)	(419,759)	(840,552)
Canceled/forfeited (in shares)	(133,839)	(237,294)	(340,410)
Ending balance (in shares)	2,649,313	2,874,758	2,928,932